Report Of The Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,688,904,000	$ 2,619,610,000
IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,700,821,000	2,632,057,000
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ (11,917,000)	$ (12,447,000)
Wholesale | Commercial real estate loans and advances including loan commitments
Disclosure of financial assets [line items]
ECL coverage %	17.00%	11.90%
Wholesale | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 116,545,000	$ 137,038,000
Collateral value	$ 5,206,000	$ 4,297,000
ECL coverage %	2.40%	2.10%
Wholesale | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9 | Gross carrying amount | HSBC North America Holdings Inc.
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments		$ 5,300,000
Wholesale | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9 | Allowance for ECL | HSBC North America Holdings Inc.
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments		(100,000)
Wholesale | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 956,792,000	914,189,000
Collateral value	$ 29,765,000	$ 35,213,000
ECL coverage %	0.60%	0.70%
Wholesale | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,534,000	$ 23,731,000
Collateral value	$ 774,000	$ 1,329,000
ECL coverage %	0.90%	1.50%
Wholesale | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 179,305,000	$ 163,301,000
Collateral value	$ 4,763,000	$ 4,825,000
ECL coverage %	0.90%	0.90%
Wholesale | – Hong Kong | Commercial real estate loans and advances including loan commitments
Disclosure of financial assets [line items]
ECL coverage %	28.50%	18.60%
Wholesale | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 54,099,000	$ 64,533,000
Collateral value	$ 2,151,000	$ 880,000
ECL coverage %	4.00%	2.90%
Wholesale | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 184,871,000	$ 194,098,000
Collateral value	$ 8,243,000	$ 9,671,000
ECL coverage %	0.60%	0.60%
Wholesale | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 44,425,000	$ 56,378,000
ECL coverage %	4.70%	3.60%
Wholesale | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 756,113,000	$ 720,240,000
ECL coverage %	0.60%	0.60%
Wholesale | Not collateralised | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,029,000	$ 8,766,000
ECL coverage %	0.90%	1.80%
Wholesale | Not collateralised | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 141,648,000	$ 125,823,000
ECL coverage %	1.00%	0.90%
Wholesale | Not collateralised | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,427,000	$ 27,034,000
ECL coverage %	8.80%	6.30%
Wholesale | Not collateralised | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 122,454,000	$ 120,759,000
ECL coverage %	0.50%	0.50%
Wholesale | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 63,352,000	$ 73,239,000
ECL coverage %	1.00%	0.70%
Wholesale | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 135,738,000	$ 124,183,000
ECL coverage %	0.50%	0.50%
Wholesale | Fully collateralised by LTV ratio | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,569,000	$ 12,690,000
ECL coverage %	0.70%	0.40%
Wholesale | Fully collateralised by LTV ratio | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29,291,000	$ 28,402,000
ECL coverage %	0.60%	0.50%
Wholesale | Fully collateralised by LTV ratio | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,219,000	$ 36,213,000
ECL coverage %	0.80%	0.40%
Wholesale | Fully collateralised by LTV ratio | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 42,674,000	$ 51,465,000
ECL coverage %	0.50%	0.40%
Wholesale | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,768,000	$ 7,421,000
ECL coverage %	1.00%	4.40%
Wholesale | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 64,941,000	$ 69,766,000
ECL coverage %	1.30%	1.40%
Wholesale | Partially collateralised | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,936,000	$ 2,275,000
ECL coverage %	2.00%	5.50%
Wholesale | Partially collateralised | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,366,000	$ 9,076,000
ECL coverage %	1.20%	1.20%
Wholesale | Partially collateralised | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,453,000	$ 1,286,000
ECL coverage %	0.70%	4.40%
Wholesale | Partially collateralised | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19,743,000	$ 21,874,000
ECL coverage %	1.20%	1.20%
Wholesale | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32,378,000	$ 36,702,000
ECL coverage %	0.70%	0.70%
Wholesale | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 51,190,000	$ 48,068,000
ECL coverage %	0.50%	0.60%
Wholesale | – less than 50% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,072,000	$ 3,617,000
ECL coverage %	0.60%	0.40%
Wholesale | – less than 50% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,326,000	$ 9,975,000
ECL coverage %	0.50%	0.50%
Wholesale | – less than 50% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,323,000	$ 25,042,000
ECL coverage %	0.50%	0.30%
Wholesale | – less than 50% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19,303,000	$ 20,447,000
ECL coverage %	0.40%	0.30%
Wholesale | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,983,000	$ 27,570,000
ECL coverage %	1.10%	0.50%
Wholesale | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 33,120,000	$ 40,069,000
ECL coverage %	0.60%	0.50%
Wholesale | – 51% to 75% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,347,000	$ 7,849,000
ECL coverage %	0.60%	0.30%
Wholesale | – 51% to 75% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,692,000	$ 10,603,000
ECL coverage %	0.70%	0.60%
Wholesale | – 51% to 75% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,554,000	$ 9,106,000
ECL coverage %	1.40%	0.50%
Wholesale | – 51% to 75% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,312,000	$ 19,422,000
ECL coverage %	0.50%	0.50%
Wholesale | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,031,000	$ 4,446,000
ECL coverage %	2.10%	0.80%
Wholesale | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,169,000	$ 13,055,000
ECL coverage %	0.90%	0.60%
Wholesale | – 76% to 90% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,121,000	$ 707,000
ECL coverage %	1.50%	0.70%
Wholesale | – 76% to 90% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,171,000	$ 2,569,000
ECL coverage %	1.30%	0.50%
Wholesale | – 76% to 90% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,591,000	$ 1,393,000
ECL coverage %	2.30%	0.40%
Wholesale | – 76% to 90% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,383,000	$ 6,734,000
ECL coverage %	0.90%	0.60%
Wholesale | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,960,000	$ 4,521,000
ECL coverage %	1.90%	2.60%
Wholesale | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 38,259,000	$ 22,991,000
ECL coverage %	0.20%	0.40%
Wholesale | – 91% to 100% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,029,000	$ 517,000
ECL coverage %	0.60%	2.80%
Wholesale | – 91% to 100% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,102,000	$ 5,255,000
ECL coverage %	0.30%	0.20%
Wholesale | – 91% to 100% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 751,000	$ 672,000
ECL coverage %	1.90%	3.90%
Wholesale | – 91% to 100% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,676,000	$ 4,862,000
ECL coverage %	0.50%	0.30%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 90,041,000	$ 102,955,000
Collateral value	$ 4,004,000	$ 2,804,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 839,167,000	$ 782,472,000
Collateral value	$ 24,505,000	$ 27,775,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,986,000	$ 18,173,000
Collateral value	$ 524,000	$ 1,113,000
ECL coverage %	0.20%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 146,376,000	$ 132,798,000
Collateral value	$ 3,508,000	$ 3,470,000
ECL coverage %	0.20%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 39,442,000	$ 48,959,000
Collateral value	$ 1,569,000	$ 584,000
ECL coverage %	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 163,034,000	$ 165,706,000
Collateral value	$ 6,619,000	$ 7,737,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36,754,000	$ 43,987,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 672,142,000	$ 632,889,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,644,000	$ 5,960,000
ECL coverage %	0.40%	0.30%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 117,824,000	$ 105,126,000
ECL coverage %	0.20%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,889,000	$ 20,263,000
ECL coverage %	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Not collateralised | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 114,025,000	$ 109,919,000
ECL coverage %	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 46,212,000	$ 54,003,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 113,339,000	$ 94,789,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,762,000	$ 10,293,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22,217,000	$ 21,192,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,783,000	$ 27,892,000
ECL coverage %	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32,857,000	$ 38,083,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,075,000	$ 4,965,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 53,686,000	$ 54,794,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,580,000	$ 1,920,000
ECL coverage %	0.10%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,335,000	$ 6,480,000
ECL coverage %	0.20%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,770,000	$ 804,000
ECL coverage %	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | Partially collateralised | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,152,000	$ 17,704,000
ECL coverage %	0.00%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24,391,000	$ 29,635,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 42,953,000	$ 36,747,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,514,000	$ 2,900,000
ECL coverage %	0.10%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,385,000	$ 6,928,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,425,000	$ 21,185,000
ECL coverage %	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – less than 50% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,175,000	$ 15,695,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,086,000	$ 18,664,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24,011,000	$ 29,108,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,826,000	$ 6,361,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,966,000	$ 7,611,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,102,000	$ 5,365,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 51% to 75% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,461,000	$ 13,893,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,140,000	$ 3,220,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,194,000	$ 9,643,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 749,000	$ 556,000
ECL coverage %	0.10%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,256,000	$ 1,889,000
ECL coverage %	0.20%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 657,000	$ 995,000
ECL coverage %	0.10%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 76% to 90% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,245,000	$ 4,964,000
ECL coverage %	0.10%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,595,000	$ 2,484,000
ECL coverage %	0.20%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36,181,000	$ 19,291,000
ECL coverage %	0.00%	0.10%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 673,000	$ 476,000
ECL coverage %	0.10%	0.20%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,610,000	$ 4,764,000
ECL coverage %	0.10%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 599,000	$ 347,000
ECL coverage %	0.00%	0.00%
Wholesale | – stage 1 | Financial instruments not credit-impaired | – 91% to 100% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,976,000	$ 3,531,000
ECL coverage %	0.00%	0.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,792,000	$ 29,322,000
Collateral value	$ 1,061,000	$ 1,192,000
ECL coverage %	2.80%	3.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 105,027,000	$ 119,261,000
Collateral value	$ 4,266,000	$ 6,289,000
ECL coverage %	1.00%	1.00%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,039,000	$ 4,715,000
Collateral value	$ 171,000	$ 144,000
ECL coverage %	1.50%	1.30%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28,045,000	$ 25,685,000
Collateral value	$ 1,080,000	$ 1,197,000
ECL coverage %	1.80%	1.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,386,000	$ 12,495,000
Collateral value	$ 535,000	$ 249,000
ECL coverage %	2.90%	4.70%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19,328,000	$ 25,973,000
Collateral value	$ 1,306,000	$ 1,524,000
ECL coverage %	0.80%	0.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,128,000	$ 9,779,000
ECL coverage %	3.90%	5.70%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 76,261,000	$ 79,009,000
ECL coverage %	0.90%	1.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,288,000	$ 2,511,000
ECL coverage %	2.00%	1.50%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,401,000	$ 16,886,000
ECL coverage %	1.90%	2.20%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,323,000	$ 4,648,000
ECL coverage %	6.50%	10.60%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Not collateralised | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,523,000	$ 9,901,000
ECL coverage %	0.40%	0.70%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,177,000	$ 17,619,000
ECL coverage %	2.50%	1.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19,747,000	$ 27,422,000
ECL coverage %	1.40%	1.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,512,000	$ 2,025,000
ECL coverage %	1.30%	0.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,912,000	$ 6,511,000
ECL coverage %	1.70%	1.30%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,447,000	$ 7,457,000
ECL coverage %	2.10%	1.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Fully collateralised by LTV ratio | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,918,000	$ 12,693,000
ECL coverage %	1.30%	1.00%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,487,000	$ 1,924,000
ECL coverage %	1.80%	2.20%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,019,000	$ 12,830,000
ECL coverage %	0.70%	0.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 239,000	$ 179,000
ECL coverage %	1.10%	1.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,732,000	$ 2,288,000
ECL coverage %	1.80%	1.20%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 616,000	$ 390,000
ECL coverage %	0.80%	2.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Partially collateralised | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,887,000	$ 3,379,000
ECL coverage %	0.60%	0.60%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,413,000	$ 6,523,000
ECL coverage %	1.90%	1.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,069,000	$ 10,643,000
ECL coverage %	1.50%	1.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 507,000	$ 664,000
ECL coverage %	1.90%	0.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,340,000	$ 2,872,000
ECL coverage %	1.20%	1.00%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,604,000	$ 3,539,000
ECL coverage %	1.50%	1.40%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – less than 50% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,898,000	$ 4,577,000
ECL coverage %	1.40%	0.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,240,000	$ 8,312,000
ECL coverage %	3.10%	1.30%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,222,000	$ 10,457,000
ECL coverage %	1.30%	1.20%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,418,000	$ 1,197,000
ECL coverage %	1.10%	0.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,292,000	$ 2,656,000
ECL coverage %	1.70%	1.50%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,140,000	$ 3,536,000
ECL coverage %	3.80%	1.00%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 51% to 75% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,515,000	$ 5,413,000
ECL coverage %	1.20%	1.20%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,437,000	$ 911,000
ECL coverage %	3.50%	2.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,531,000	$ 2,987,000
ECL coverage %	1.60%	1.00%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 292,000	$ 140,000
ECL coverage %	1.30%	1.40%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 809,000	$ 578,000
ECL coverage %	2.50%	1.90%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 619,000	$ 134,000
ECL coverage %	1.80%	0.10%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 76% to 90% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 863,000	$ 1,479,000
ECL coverage %	1.80%	0.70%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,087,000	$ 1,873,000
ECL coverage %	2.30%	3.50%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,925,000	$ 3,335,000
ECL coverage %	1.10%	0.80%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 295,000	$ 24,000
ECL coverage %	1.60%	0.40%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 471,000	$ 405,000
ECL coverage %	2.10%	1.20%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 84,000	$ 248,000
ECL coverage %	0.10%	0.20%
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | – 91% to 100% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 642,000	$ 1,224,000
ECL coverage %	0.40%	0.30%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,662,000	$ 4,742,000
Collateral value	$ 115,000	$ 293,000
ECL coverage %	45.60%	39.10%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,564,000	$ 12,346,000
Collateral value	$ 993,000	$ 1,133,000
ECL coverage %	32.50%	34.30%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 474,000	$ 843,000
Collateral value	$ 62,000	$ 72,000
ECL coverage %	17.10%	29.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,884,000	$ 4,790,000
Collateral value	$ 175,000	$ 158,000
ECL coverage %	18.30%	16.40%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,256,000	$ 3,060,000
Collateral value	$ 39,000	$ 39,000
ECL coverage %	55.50%	42.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,487,000	$ 2,381,000
Collateral value	$ 318,000	$ 397,000
ECL coverage %	31.80%	33.20%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,543,000	$ 2,612,000
ECL coverage %	72.40%	53.70%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,702,000	$ 8,278,000
ECL coverage %	40.00%	38.40%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 97,000	$ 295,000
ECL coverage %	12.40%	35.30%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,423,000	$ 3,783,000
ECL coverage %	23.20%	17.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,215,000	$ 2,123,000
ECL coverage %	78.70%	56.90%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Not collateralised | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 906,000	$ 939,000
ECL coverage %	57.50%	56.00%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,963,000	$ 1,617,000
ECL coverage %	12.00%	10.90%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,629,000	$ 1,948,000
ECL coverage %	10.70%	13.70%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 295,000	$ 372,000
ECL coverage %	13.90%	6.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,162,000	$ 699,000
ECL coverage %	3.70%	4.60%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 989,000	$ 864,000
ECL coverage %	5.00%	5.20%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Fully collateralised by LTV ratio | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 877,000	$ 665,000
ECL coverage %	6.60%	3.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 156,000	$ 513,000
ECL coverage %	30.20%	54.20%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,233,000	$ 2,120,000
ECL coverage %	32.20%	37.30%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 82,000	$ 176,000
ECL coverage %	34.20%	68.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 299,000	$ 308,000
ECL coverage %	18.40%	25.60%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 52,000	$ 73,000
ECL coverage %	24.50%	61.60%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Partially collateralised | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 704,000	$ 777,000
ECL coverage %	30.20%	30.90%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 574,000	$ 544,000
ECL coverage %	13.10%	16.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,168,000	$ 678,000
ECL coverage %	11.80%	18.60%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 51,000	$ 53,000
ECL coverage %	21.60%	3.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 601,000	$ 175,000
ECL coverage %	1.30%	3.40%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 294,000	$ 318,000
ECL coverage %	1.40%	2.20%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – less than 50% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 230,000	$ 175,000
ECL coverage %	11.80%	1.70%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 657,000	$ 594,000
ECL coverage %	9.30%	4.40%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 887,000	$ 503,000
ECL coverage %	6.40%	11.30%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 103,000	$ 291,000
ECL coverage %	16.40%	2.10%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 434,000	$ 336,000
ECL coverage %	3.60%	6.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 312,000	$ 205,000
ECL coverage %	2.10%	3.40%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 51% to 75% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 336,000	$ 115,000
ECL coverage %	3.10%	7.80%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 454,000	$ 315,000
ECL coverage %	11.80%	4.10%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 421,000	$ 402,000
ECL coverage %	10.30%	4.70%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 80,000	$ 11,000
ECL coverage %	14.90%	18.20%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 106,000	$ 102,000
ECL coverage %	15.80%	1.00%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 315,000	$ 264,000
ECL coverage %	8.00%	1.90%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 76% to 90% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 253,000	$ 268,000
ECL coverage %	2.00%	0.40%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 278,000	$ 164,000
ECL coverage %	16.60%	28.70%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 153,000	$ 365,000
ECL coverage %	27.60%	17.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61,000	$ 17,000
ECL coverage %	1.90%	76.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,000	$ 86,000
ECL coverage %	14.50%	3.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 68,000	$ 77,000
ECL coverage %	20.50%	32.50%
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | – 91% to 100% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 58,000	$ 107,000
ECL coverage %	27.00%	10.30%
Wholesale | Lifetime expected credit losses | – POCI | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 50,000	$ 19,000
Collateral value	$ 26,000	$ 8,000
ECL coverage %	14.50%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 34,000	$ 110,000
Collateral value	$ 1,000	$ 16,000
ECL coverage %	67.10%	34.60%
Wholesale | Lifetime expected credit losses | – POCI | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 35,000	$ 0
Collateral value	$ 17,000	$ 0
ECL coverage %	20.70%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 28,000
Collateral value	$ 0	$ 0
ECL coverage %	0.00%	3.60%
Wholesale | Lifetime expected credit losses | – POCI | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,000	$ 19,000
Collateral value	$ 8,000	$ 8,000
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22,000	$ 38,000
Collateral value	$ 0	$ 13,000
ECL coverage %	94.70%	57.90%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,000	$ 64,000
ECL coverage %	6.80%	18.80%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 28,000
ECL coverage %	0.00%	3.60%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Not collateralised | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23,000	$ 24,000
ECL coverage %	89.80%	91.70%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Fully collateralised by LTV ratio | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22,000	$ 24,000
ECL coverage %	94.70%	91.70%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 50,000	$ 19,000
ECL coverage %	14.50%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,000	$ 22,000
ECL coverage %	38.40%	18.20%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 35,000	$ 0
ECL coverage %	20.70%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,000	$ 19,000
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | Partially collateralised | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 14,000
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – less than 50% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 1,000
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 51% to 75% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 1,000
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23,000	$ 23,000
ECL coverage %	90.60%	95.70%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 76% to 90% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22,000	$ 23,000
ECL coverage %	94.70%	95.70%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | – UK | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | – Hong Kong | Commercial real estate loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | – POCI | – 91% to 100% | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks | IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage %	0.00%	0.00%